Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment include the following:

	June 30, 2023	December 31, 2022
Lab equipment	$5,658	$5,706
Furniture and office equipment	3,238	3,238
Software	291	291

Total	9,187	9,235
Accumulated depreciation	(7,860)	(6,496)

Property and equipment, net	$1,327	$2,739

Property and equipment include the following:

	December 31, 2022	December 31, 2021
Lab equipment	$5,706	$6,177
Furniture and office equipment	3,238	3,238
Software	291	291

Total	9,235	9,706
Accumulated depreciation	(6,496)	(4,184)

Property and equipment, net	$2,739	$5,522